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                                  FORM N-SAR
                              SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:     /    /    (a)

       or fiscal year ending: 06/30/11 (b)

Is this a transition report? (Y/N) N

Is this an amendment to a previous filing? (Y/N) N

Those items or sub-items with a box "[X]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.  A.  Registrant Name: Waterside Capital Corporation
    B.  File Number: 811-8387
    C.  Telephone Number: 757-626-1111

2.  A.  Street: 2505 Cheyne Walk
    B.  City: Virginia Beach     C. State: VA     D. Zip Code: 23454    Zip Ext:
    E.  Foreign Country:                     Foreign Postal Code:

3.  Is this the first filing on this form by Registrant? (Y/N) N

4.  Is this the last filing on this form by Registrant? (Y/N) N

5. Is Registrant a small business investment company (SBIC)? (Y/N) Y [If answer is "Y" (Yes), complete only items 89 through 110.]

6.  Is Registrant a unit investment trust (UIT)? (Y/N) N
    [If answer is "Y" (Yes) completes only items 111 through 132.]

7. A. Is Registrant a series or multiple portfolio company? (Y/N) N [If answer is "N" (No), go to item 8.]

    B. How many separate series or portfolios did Registrant have at the end of the period? ________________

                                      01

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                                                     If filing more than one
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For period ending 06/30/11
File number 811-8387

SMALL BUSINESS INVESTMENT COMPANIES

INVESTMENT ADVISER
89.  A.  [X] Adviser Name (If any):____________________________________________

     B.  [X] File Number: 801- __________

     C.  [X] City: _____________ State: _________ Zip Code: ____ Zip Ext.:_____

         [X] Foreign Country: ______________ Foreign Postal Code: _____________

89.  A.  [X] Adviser Name (If any):____________________________________________

     B.  [X] File Number: 801- __________

     C.  [X] City: _____________ State: _________ Zip Code: ____ Zip Ext.:_____

         [X] Foreign Country: ______________ Foreign Postal Code: _____________

TRANSFER AGENT
90.  A.  [X] Transfer Agent Name (If any):_____________________________________

     B.  [X] File Number: __________ - __________

     C.  [X] City: _____________ State: _________ Zip Code: ____ Zip Ext.:_____

         [X] Foreign Country: ______________ Foreign Postal Code: _____________

90.  A.  [X] Transfer Agent Name (If any):_____________________________________

     B.  [X] File Number: __________ - __________

     C.  [X] City: _____________ State: _________ Zip Code: ____ Zip Ext.:_____

         [X] Foreign Country: ______________ Foreign Postal Code: _____________

INDEPENDENT PUBLIC ACCOUNTANT
91.  A.  [X] Accountant Name:__________________________________________________

     B.  [X] City: _____________ State: _________ Zip Code: ____ Zip Ext.:_____

     C.  [X] Foreign Country: ______________ Foreign Postal Code: _____________

91.  A.  [X] Accountant Name:__________________________________________________

     B.  [X] City: _____________ State: _________ Zip Code: ____ Zip Ext.:_____

     C.  [X] Foreign Country: ______________ Foreign Postal Code: _____________

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                                                     If filing more than one
                                                      Page 38, "X" box:     [_]

For period ending 06/30/11
File number 811-8387

CUSTODIAN

92.  A.  [X] Custodian: Small Business Administration

     B.  [X] City: Washington State: D.C. Zip Code: 20416 Zip Ext:___________

     C.  [X] Foreign Country: ______________ Foreign Postal Code: ___________

     D.  [X] Mark one of the following with an "X":

                                TYPE OF CUSTODY

              Member Nat'l                 Foreign    Insurance Co.
    Bank      Sec. Exchg.      Self       Custodian      Sponsor
Sec. 17(f)(1)  Rule 17f-l   Rule 17f-2   Rule I7f-5    Rule 26a-2     Other
------------- ------------  -----------  -----------  -------------     X

    NOTE: If self-custody, give name of safekeeping depository and location of assets in sub-items 92A and 92B.

    E.   [X]  Does Registrant's custodian maintain some or all of
              registrant's securities in a central depository or         Y
              book-entry system pursuant to Rule 17f-4? (Y/N)______    _____
                                                                        Y/N

93. [X]  Does Registrant's adviser(s) have advisory clients other
         than investment companies? (Y/N)__________________________    _____
                                                                        Y/N

94. Family of investment companies information:

    A.   [X]  Is Registrant part of a family of investment companies?
              (Y/N)________________________________________________    _____
                                                                        Y/N

    B.   [X]  If "Y" (Yes) state the number of registered management
              investment companies in the family:__________________    _____
              (NOTE: count as a separate company each series of a series company and each portfolio of a multiple portfolio company; exclude all series of unit investment trusts from this number.)

    C. [X] Identify the family using 10 letters:________________ (NOTE: In filing this form, use this identification consistently for all investment companies in the family including any unit investment trusts. This designation is for purposes of this form only.)

    D.   [X]  Is Registrant a wholly-owned subsidiary of a business
              development company ("BDC")? (Y/N)___________________    _____
                                                                        Y/N

    E.   [X]  If "Y" (Yes), identify the BDC as follows:

                BDC name:

                File Number: 2- or 33-

                                      38

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                                                     If filing more than one
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For period ending 06/30/11
File number 811-8387

95. Sales, repurchases, and redemptions of Registrant's securities during the period:
                                                    Number of       Net
                                                    Shares or   Consideration
                                                    Principal     Received
                                                    Amount of     or Paid
                                                   Debt ($000's   ($000's
             Class of Security                       omitted)     omitted)
     --------------------------------------------- ------------ -------------

     Common Stock:
     A.  [X]  Sales                                 ___________ $___________

     B.  [X]  Repurchases                           ___________ $___________

     Preferred Stock:
     C.  [X]  Sales                                 ___________ $___________

     D.  [X]  Repurchases and redemptions           ___________ $___________

     Debt Securities:
     E.  [X]  Sales                                $___________ $___________

     F.  [X]  Repurchases and redemptions          $___________ $___________

96. Securities of Registrant registered on a National Securities Exchange or listed on NASDAQ:

                                                     CUSIP or      Ticker
              Title of each class of securities     NASDAQ No.     Symbol
              ------------------------------------  ----------     ------

     A.  [X]  ____________________________________ ____________ ____________

     B.  [X]  ____________________________________ ____________ ____________

     C.  [X]  ____________________________________ ____________ ____________

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                                                     If filing more than one
                                                      Page 40, "X" box:     [_]

For period ending 06/30/11
File number 811-8387

FINANCIAL INFORMATION

97. A.  How many months do the answers to items 97 and 98 cover? ____12 Months

                                                                        For
                                                                      period
                                                                      covered
                                                                      by this
                                                                       form
                                                                      ($000's
                                                                      omitted)
    INCOME                                                            ---------

    B.  Net interest income__________________________________________ $    779

    C.  Net dividend income__________________________________________ $  1,211

    D.  Account maintenance fees_____________________________________ $_______

    E.  Net other income_____________________________________________ $    232

    EXPENSES

    F.  Gross advisory fees__________________________________________ $_______

    G.  Gross administrator(s) fees__________________________________
        (Negative answers allowed for 97H through 97S)                $_______

    H.  Salaries and other compensation______________________________ $    241

    I.  Shareholder servicing agent fees_____________________________ $_______

    J.  Custodian fees_______________________________________________ $_______

    K.  Postage______________________________________________________ $_______

    L.  Printing expenses____________________________________________ $      2

    M.  Directors' fees______________________________________________ $      4

    N.  Registration fees____________________________________________ $_______

    O.  Taxes________________________________________________________ $_______

    P.  Interest_____________________________________________________ $    817

    Q.  Bookkeeping fees paid to anyone performing this service______ $_______

    R.  Auditing fees________________________________________________ $     35

    S.  Legal fees___________________________________________________ $    102

                                      40

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                                                     If filing more than one
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For period ending 06/30/11
File number 811-8387

                                                                   For period
                                                                   covered by
                                                                   this form
                                                                    ($000's
         Expenses (Negative answers allowed on this screen for      omitted)
         97T through 97W and 97Z only)                            ----------

    T. Marketing/distribution payments including payments pursuant to a Rule 12b-l plan _________________________ $__________

    U.   Amortization of organization expenses _________________  $__________

    V.   Shareholder meeting expenses __________________________  $__________

    W.   Other expenses ________________________________________  $     1,538

    X.   Total expenses ________________________________________  $     2,739

    Y.   Expense reimbursements ________________________________  $__________

    Z.   Net investment income _________________________________  $     <517>*

    AA.  Realized capital gains ________________________________  $__________

    BB.  Realized capital losses _______________________________  $        96

    CC.  1. Net unrealized appreciation during the period ______  $     1,630

         2. Net unrealized depreciation during the period ______  $__________

    DD. Total income dividends for which record date passed during the period _____________________________________ $__________

    EE. Total capital gains distributions for which record date passed during the period ______________________________ $__________

98. Payments per share outstanding during the entire current period:

    A.   Dividends from net investment income __________________  $__________**

    NOTE: Show in fractions of a cent if so declared.

    B.   Distributions of capital gains ________________________  $__________**

    C.   Other distributions ___________________________________  $__________

    NOTE: Show in fractions of a cent if so declared.

*  Negative answer permitted in this field.
** Items 98A and 98B should be of the form mn.nnnn (where n = integer).

                                      41

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                                                     If filing more than one
                                                      Page 42, "X" box:     [_]

For period ending 06/30/11
File number 811-8387

                                                                     As of the
                                                                      end of
                                                                     current
                                                                     reporting
                                                                      period
                                                                      (000's
                                                                     omitted)
99.  Assets, liabilities, shareholders' equity:                      ---------

     A.  Cash_______________________________________________________ $    698

     B.  Repurchase agreements______________________________________ $_______

     C. Short-term debt securities other than repurchase agreements_________________________________________________ $_______

     D.  Long-term debt securities including convertible debt_______ $  4,876

     E.  Preferred, convertible preferred and adjustable rate
         preferred stock____________________________________________ $  5,056

     F.  Common stock_______________________________________________ $    973

     G.  Options on equities________________________________________ $  4,367

     H.  Options on all futures_____________________________________ $_______

     I.  Other investments__________________________________________ $    297

     J.  Receivables from portfolio instruments sold________________ $_______

     K.  Receivables from affiliated persons________________________ $_______

     L.  Other receivables__________________________________________ $    463

     M.  All other assets___________________________________________ $  4,449

     N.  Total assets_______________________________________________ $ 21,179

                                      42

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                                                     If filing more than one
                                                      Page 43, "X" box:     [_]

For period ending 06/30/11
File number 811-8387

                                                                    As of
                                                                 the end of
                                                                   current
                                                                  reporting
                                                                   period
                                                                   (000's
                                                                   omitted
                                                                   except
                                                                   for per
                                                                    share
                                                                   amounts
                                                                 and number
                                                                of accounts)
                                                                --------------

      O.  Payables for portfolio instruments purchased_________ $____________

      P.  Amounts owned to affiliated persons__________________ $____________

      Q.  Senior long-term debt________________________________ $      11,200

      R.  All other liabilities________________________________ $       5,221

      S.  Senior equity________________________________________ $____________

      T.  Net assets of common shareholders____________________ $       4,755

      U.  Number of shares outstanding_________________________ $       1,916

      V.  Net asset value per share (to nearest cent)__________ $       2.48*

      W. Mark-to-market net asset value per share for money market funds only (to 4 decimals)____________________ $__________**

      X.  Total number of shareholder accounts_________________           320

      Y.  Total value of assets in segregated accounts_________ $____________

100.  Monthly average net assets during current reporting
      period ($000's omitted)__________________________________ $       3,938

101.  Market price per share at end of period__________________ $         .21

* Net asset value per share must be of the form nnn.nn (where n = integer). ** Value must be of the form nnn.nnnn (where n = integer).

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                                                     If filing more than one
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For period ending 06/30/11
File number 811-8387

102.  A.    Is the Registrant filing any of the following
            attachments with the current filing of Form                 Y
            N-SAR?________________________________________________  __________
                                                                       Y/N

      NOTE: If answer is "Y" (Yes), mark those items below
            being filed as an attachment to this form___________    __________
            or incorporated by reference.                              Y/N

      B.    Matters submitted to a vote of security holders_______

      C.    Policies with respect to security investments_________  __________

      D.    Legal proceedings_____________________________________  __________

      E.    Changes in security for debt__________________________  __________

      F.    Defaults and arrears on senior securities_____________  __________

      G.    Changes in control of Registrant______________________  __________

      H.    Terms of new or amended securities____________________  __________

      I. Revaluation of assets or restatement of capital share account_______________________________________________ __________

      J.    Changes in Registrant's certifying accountant_________  __________

      K.                                                                Y
            Changes in accounting principles and practices________  __________

      L.    Mergers_______________________________________________  __________

      M.    Actions required to be reported pursuant to Rule 2a-7_  __________

      N.    Transactions effected pursuant to Rule 10f-3__________  __________

      0. Information required to be filed pursuant to existing exemptive orders______________________________________ __________

Attachment Information (Cont. on Screen 53)

                                      44

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                                                     If filing more than one
                                                      Page 45, "X" box:     [_]

For period ending 06/30/11
File number 811-8387

Attachment Information (Cont. from Screen 52)

102.  P.   1. Exhibits_____________________________________        __________
                                                                      Y/N

           2. Any information called for by instructions to
              sub-item 102 P2______________________________        __________
                                                                      Y/N

           3. Any information called for by instructions to
              sub-item 102 P3______________________________        __________
                                                                      Y/N

103.   [X] Does the Registrant have any wholly-owned investment
           company subsidiaries whose operating & financial data
           are consolidated with that of Registrant in this            N
           report? (Y/N)________________                           __________
                                                                      Y/N

           [If answer is "N" (No), go to item 105]

104.   [X] List the "811" numbers and names of Registrant's
           wholly-owned investment company subsidiaries consolidated in this report.

           811 Numbers            Subsidiary Name
           -----------            ---------------------------------------------

                                      45

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                                                     If filing more than one
                                                      Page 46, "X" box:     [_]

For period ending 06/30/11
File number 811-8387

ANNUAL SUPPLEMENT
Page 53 is to be filed only once each year at the end of Registrant's fiscal year.

105.  Fidelity bond(s) in effect at the end of the period:

      A.  [X]  Insurer Name:

      B.  [X]  Second Insurer:

      C.  [X]  Aggregate face amount of coverage for Registrant on all bonds on which it is named as an insured ($000's
               omitted) ____________________________________________   $ 5,000

106.  A.  [X]  Is the bond part of a joint fidelity bond(s) shared
               with other investment companies or other                   N
               entities? ___________________________________________   _______
                                                                         Y/N

      B.  [X]  If the answer to 106A is "Y" (Yes), how many other investment companies or other entities are covered by
               the bond? ___________________________________________   _______
               NOTE: Count each series as a separate investment company.

107.  A.  [X]  Does the mandatory coverage of the fidelity bond have      Y
               a deductible? _______________________________________   _______
                                                                         Y/N

      B.  [X]  If the answer to 107A is "Y" (Yes), what is the amount
               of the deductible? __________________________________   $    25

108.  A.  [X]  Were any claims with respect to this Registrant filed      N
               under the bond during the period? ___________________   _______
                                                                         Y/N

      B.  [X]  If the answer to 108A is "Y" (Yes), what was the total
               amount of such claim(s)? ____________________________   _______

109.  A.  [X]  Were any losses incurred with respect to this
               Registrant that could have been filed as a claim under     N
               the fidelity bond but were not? _____________________   _______
                                                                         Y/N

      B.  [X]  If the answer to sub-item 109A is "Y" (Yes), what was the total amount of such losses? ($S000's
               omitted) ____________________________________________   $______

110.  A.  [X]  Are Registrant's officers and directors covered as officers and directors of Registrant under any errors
               and omissions insurance policy owned by the Registrant     Y
               or anyone else? _____________________________________   _______
                                                                         Y/N

      B.  [X]  Were any claims filed under such policy during the         N
               period with respect to Registrant? __________________   _______
                                                                         Y/N

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SIGNATURE PAGE

   The following form of signature shall follow items 79, 85, 88, 104, 110 or 132 as appropriate.

   This report is signed on behalf of the registrant (or depositor or trustee).

City of: Virginia Beach        State of: Virginia      Date: February 29, 2012

Name of Registrant, Depositor, or Trustee:

Franklin P. Earley, President and CEO         Julie H. Stroh, CFO
--------------------------------------        --------------------------------
By (Name and Title):                          Witness (Name and Title):

SEC'S COLLECTION OF INFORMATION

   An agency may not conduct or sponsor, and a person is not required to respond to, a collection of information unless it displays a currently valid control number. Filing of this Form is mandatory. Section 30 of the Investment Company Act of 1940 ("1940 Act") and the rules thereunder, and Sections 13 and 15(d) of the Securities Exchange Act of 1934 require investment companies to file annual and periodic reports with the Commission. The Commission has specified Form N-SAR for reports for investment companies. The Commission staff uses the information in performing inspections of investment companies, selectively reviewing registration documents filed under the 1940 Act and the Securities Act of 1933 and conducting studies and other types of analyses necessary to keep the Commission's regulatory program for investment companies current in relation to changing industry conditions. The information collected on Form N-SAR is publicly available. Any member of the public may direct to the Commission any comments concerning the accuracy of the burden estimate of this Form and any suggestions for reducing the burden of the Form. This collection of information has been reviewed by the Office of Management and Budget in accordance with the clearance requirements of 44 U.S.C. (S)3507.

                                      26

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For Period Ending: 06/30/11

File Number: 811-8387

ITEM 102(K) CHANGES IN ACCOUNTING PRINCIPLES AND PRACTICES

   The Company has gone from a going concern basis of accounting to a liquidating basis of accounting. The Company adopted the liquidation basis of accounting on September 1, 2010. The Company felt that an effective date of July 1, 2010, the beginning of the fiscal year, was appropriate as opposed to September 1, 2010, the effective date of the settlement agreement, because the financial information from July 1, 2010 to September 1, 2010 was immaterial. Under the liquidation basis of accounting, assets are stated at their estimated net realizable value and liabilities are stated at their estimated settlement amounts, which estimates will be periodically reviewed and adjusted as appropriate. Statements of Net Assets in Liquidation and Changes in Net Assets in Liquidation are the principal financial statements presented under the liquidation basis of accounting. The valuations of assets at their net realizable value and liabilities at their anticipated settlement amounts represent estimates, based on present facts and circumstances associated with carrying out the Plan of Dissolution. The actual values and costs associated with carrying out the Plan of Dissolution are expected to differ from the estimated amounts because of the inherent uncertainty and will be greater than or less than the amounts recorded. Such differences may be material. In particular, the estimates of the Company's expenses will vary with the length of time it operates under the Plan of Dissolution. Accordingly, it is not possible to predict the aggregate amount or timing of future distributions to stockholders, as long as the plan is in effect, and no assurance can be given that the amount of liquidating distributions to be received will equal or exceed the estimate of net assets in liquidation.

   The Company is required to estimate and accrue the expenses and revenues associated with implementing and completing the Plan of Dissolution under the liquidation basis of accounting. These amounts can vary significantly due to, among other things, the economy, current financial conditions, interest expense, fees for legal and other professional service providers, directors and officers insurance costs, and miscellaneous other expenses partially offset by estimated revenues from interest income and dividend income. The expenses and revenue were estimated to be $5.2 million and $4.3 million respectively as of June 30, 2011. Going forward, the Company's major expenses will be SBA interest expense, management fees, legal and accounting fees and directors and officers insurance. The company's major revenues will come from interest income and dividend income. These estimates will be adjusted from time to time as projections and assumptions change.